U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-23482

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KEYSTONE PRIVATE INCOME FUND
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of Principal Executive Offices)

John Earl
60 East South Temple, Suite 2100
Salt Lake City, UT 8411
(Name and address of agent for service)

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Registrant’s Telephone Number, including Area Code: 1-888-332-3320

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.       Report to Shareholders

(a)

KEYSTONE PRIVATE INCOME FUND

Semi-Annual Report

For the Six Months Ended March 31, 2025 (Unaudited)

Keystone Private Income Fund
Table of Contents For the Six Months Ended March 31, 2025 (Unaudited)

Keystone Private Income Fund
Schedule of Investments March 31, 2025 (Unaudited)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 112.6%	1,2
	Corporate Finance — 19.0%
$13,316,279	BluRoc Intermediate, LLC		18.00%	7/25/2025	7/25/2024	$13,316,279	$13,512,458
22,271,487	Car Wash Holdco, LLC		15.00%	10/7/2025	9/16/2024	22,271,487	22,238,255
71,934,763	FilmRise Acquisitions, LLC		15.00%	12/19/2026	7/1/2020	71,934,763	73,659,211
12,907,904	FVP Funding I, LLC		12.00%	2/6/2027	2/7/2022	12,907,904	12,986,057
24,543,030	FVP Funding II, LLC		12.00%	10/12/2027	10/12/2022	24,543,030	25,617,367
13,800,000	Hall Labs, LLC	4	14.50%	6/30/2024	8/11/2021	13,800,000	10,117,038
11,194,875	iApartments, Inc.	3,6	10.53% (Prime + 2.25%) + 6.00% PIK	5/18/2030	5/18/2023	11,194,875	11,488,785
14,034,985	Loop Inc.		8.00%	6/14/2025	5/17/2022	14,034,985	10,693,967
73,500,000	MV Cruise Offshore Holdings Ltd.		12.00%	11/22/2027	7/3/2024	73,500,000	73,500,000
12,354,762	Onward Partners, LLC	4	15.00%	6/17/2026	6/18/2021	12,354,762	3,745,285
34,000,000	OP PPR Sub-Holdco 1, LLC		10.00%	2/14/2026	2/14/2025	34,000,000	34,000,000
10,000,000	Vantage Borrower SPV, LLC	4,5	11.00%	5/31/2024	3/7/2022	10,000,000	6,363,347
3,050,000	Way.com, Inc.		12.00%	3/6/2026	3/1/2023	3,050,000	3,050,000
						316,908,085	300,971,770
	Equipment Leasing — 23.1%
574,202	Agility Auto Parts Inc.		12.50%	7/1/2026	6/12/2024	574,202	574,202
130,772	Agility Auto Parts Inc.		12.50%	4/1/2027	1/22/2025	130,772	130,772
725,588	Airport Van Rental, Inc.		12.50%	10/1/2026	7/23/2024	725,588	725,588
404,464	Arcade Silverado JV LLC		12.50%	12/1/2026	4/25/2024	404,464	404,464
442,541	Avensis Energy Services, LLC		12.50%	9/1/2026	12/4/2023	442,541	442,541
352,268	Blew Bayou Services LLC		14.50%	5/1/2025	10/28/2022	352,268	352,268
2,508,900	BluRoc-Onset		12.50%	4/1/2028	2/12/2025	2,508,900	2,508,900
2,183,749	BluRoc Mat Financing Draw 1		17.90%	6/5/2027	11/14/2024	2,183,749	2,183,749
4,607,950	BluRoc Mat Financing Draw 2		17.90%	8/5/2027	1/8/2025	4,607,950	4,607,950
2,947,730	BluRoc Mat Financing Draw 3		17.90%	9/5/2027	2/25/2025	2,947,730	2,947,730
7,041,509	Canopy Service Partners, LLC		12.30%	5/1/2028	10/15/2024	7,041,509	6,986,788
421,494	Car Wash Holdco, LLC		17.90%	1/1/2028	1/29/2025	421,494	421,494
21,160,076	Carnaby FA, LLC	7	21.94%	6/1/2027	4/26/2024	21,160,076	21,160,076
36,493,012	Carnaby FA, LLC	7	31.46%	12/1/2025	11/27/2024	36,493,012	36,493,012
40,000,000	Carnaby Inventory IV, LLC	7	37.85%	2/1/2026	1/16/2025	40,000,000	40,000,000
20,000,000	Carnaby Inventory IV, LLC	7	50.35%	12/1/2025	3/10/2025	20,000,000	20,000,000
57,638	Cashman Photo Enterprises of Nevada, Inc.		12.50%	4/1/2026	9/5/2023	57,638	57,638
103,549	Diesel Displays & Interiors, LLCs		12.50%	1/1/2026	11/30/2023	103,549	103,549
3,016,668	Eagle Highwall Mining Systems, LLC		14.00%	4/1/2027	9/29/2023	3,016,668	3,016,668
941,767	Enson Group, Inc. 002		12.50%	1/1/2027	10/29/2024	941,767	941,767
241,094	EOS Fitness Opco Holdings, LLC		13.00%	3/1/2027	9/30/2024	241,094	241,094

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2025 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 112.6% (continued)
	Equipment Leasing — 23.1% (continued)
$1,305,291	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2029	9/30/2024	$1,305,291	$1,305,291
506,809	EOS Fitness Opco Holdings, LLC		13.00%	4/1/2027	9/30/2024	506,809	506,809
789,993	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2028	9/30/2024	789,993	789,993
1,267,184	EOS Fitness Opco Holdings, LLC		13.00%	7/1/2027	9/30/2024	1,267,184	1,267,184
138,920	Falls Stamping & Welding Company		12.50%	10/1/2026	2/5/2024	138,920	138,920
9,409,619	Findlay Machine & Tool, LLC		11.95%	3/1/2028	9/24/2024	9,409,619	9,694,368
3,999,585	Findlay Machine & Tool, LLC		11.95%	4/1/2028	10/30/2024	3,999,585	3,999,585
1,581,211	Findlay Machine & Tool, LLC		11.95%	8/1/2028	10/30/2024	1,581,211	1,581,211
8,387,715	Findlay Machine & Tool, LLC		11.95%	6/1/2028	12/17/2024	8,387,715	8,387,715
6,705,584	Fisher & Company, Inc.		14.50%	5/1/2027	4/29/2024	6,705,584	6,705,584
945,854	FPL Food LLC		12.50%	4/1/2027	2/28/2024	945,854	945,854
103,104	FPL Food LLC		12.50%	4/1/2027	3/7/2025	103,104	103,104
3,706,025	Future Legends, LLC		14.50%	9/1/2025	2/27/2023	3,706,025	3,706,025
2,043,002	Gregory Pharmaceutical Holdings, Inc.		14.50%	2/1/2026	7/14/2023	2,043,002	2,043,002
1,405,000	Highbury Concrete, Inc. 01B		12.50%	1/1/2027	10/31/2024	1,405,000	1,405,000
3,937,221	Information Technology Partners, Inc.		14.50%	1/1/2026	12/15/2023	3,937,221	3,937,221
278,565	Innotec, Corp.		12.50%	7/1/2025	12/30/2022	278,565	278,565
532,314	Island Magic Catamaran Inc.		12.50%	10/1/2026	7/22/2024	532,314	532,314
9,790,528	JRL Energy, Inc.		14.50%	10/1/2026	4/19/2024	9,790,528	9,790,528
4,007,039	Kent Distributors, Inc.		14.50%	7/1/2027	3/14/2024	4,007,039	4,007,039
4,059,853	Kent Distributors, Inc.		12.50%	10/1/2027	2/19/2025	4,059,853	4,059,853
76,920	Kinikini, LLC		12.50%	4/1/2026	2/27/2024	76,920	76,920
170,711	Kinikini, LLC		12.50%	10/1/2027	12/13/2024	170,711	170,711
1,144,970	KVJ Properties, Inc.		12.50%	8/31/2025	2/25/2022	1,144,970	1,144,970
115,956	Lawson Construction Company		12.50%	1/1/2026	11/2/2023	115,956	115,956
354,865	LBF Enterprises dba Powermatic Associates, Inc.		12.50%	7/1/2026	12/4/2023	354,865	354,865
4,926,198	MC Test Service, Inc.		12.00%	7/1/2027	1/25/2022	4,926,198	4,926,198
1,681,002	MC Test Service, Inc.		12.50%	10/1/2026	12/8/2023	1,681,002	1,681,002
6,636,988	Medshift, LLC		14.50%	12/1/2027	4/4/2024	6,636,988	6,636,988
6,061,541	Medshift, LLC		14.50%	12/1/2027	5/3/2024	6,061,541	6,061,541
7,515,461	NATT Tools Group Inc.		13.34%	12/1/2029	11/25/2024	7,515,461	7,540,086
3,122,567	Navajo Health Foundation-Sage Memorial Hospital, Inc.		12.50%	1/1/2027	8/8/2024	3,122,567	3,122,567
962,313	Navajo Transitional Energy Company, LLC		9.50%	1/1/2026	12/9/2022	962,313	962,313
893,096	Next Century Rebar LLC and Century Steel Fabricators, LLC		12.50%	2/1/2027	6/7/2024	893,096	893,096
97,887	Nutritional Resources, Inc.		12.50%	1/1/2027	3/1/2024	97,887	97,887
283,118	NWC Services LLC		14.50%	11/1/2025	10/20/2022	283,118	283,118
524,303	Onset Financial, Inc.		14.50%	5/31/2026	12/11/2020	524,303	524,303

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2025 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 112.6% (continued)
	Equipment Leasing — 23.1% (continued)
$10,000,000	Onset Financial, Inc.	6	12.49% (SOFR + 7.75%)	3/31/2031	9/26/2022	$10,000,000	$10,000,000
4,282,439	Onset Financial, Inc. Progress Funding Line		14.00%	9/30/2025	10/4/2022	4,282,439	4,282,439
4,300,852	Phygital Digital Global FX LLC		15.00%	2/1/2027	7/15/2024	4,300,852	4,300,852
969,145	Pierce Powerline Co., LLC		12.50%	1/1/2026	8/3/2023	969,145	969,145
8,722,457	Prime Logistics, LLC		13.00%	9/1/2027	10/15/2024	8,722,457	8,744,397
251,247	Prince Signs		12.50%	10/1/2027	12/20/2024	251,247	251,247
493,670	Raw Farm, LLC		12.50%	7/1/2027	10/8/2024	493,670	493,670
49,471	Sajawi Corporation		12.50%	10/1/2025	8/30/2023	49,471	49,471
743,596	Savant Consultants, LLC		12.50%	5/1/2026	10/23/2023	743,596	743,596
583,518	Southern Fabrication Works, LLC		12.50%	3/1/2026	8/16/2023	583,518	583,518
1,361,189	Sustainable Green Team		14.50%	5/1/2025	8/19/2022	1,361,189	1,361,189
547,297	Transcontinental Energy Services LLC		12.50%	1/1/2026	11/27/2023	547,297	547,297
10,164,999	Transportation Financial, LLC		12.50%	9/1/2027	8/20/2024	10,164,999	10,164,999
18,320,479	Trico Products Corporation		12.50%	12/1/2027	6/30/2022	18,320,479	18,320,479
2,523,079	Trico Products Corporation		14.50%	12/1/2025	5/5/2023	2,523,079	2,523,079
1,263,667	Trico Products Corporation		12.50%	10/1/2025	7/3/2023	1,263,667	1,263,667
3,692,925	Trico Products Corporation		14.50%	9/1/2026	2/29/2024	3,692,925	3,692,925
8,133,318	United Auto Supply of Syracuse, West, Inc.		12.00%	8/1/2026	6/30/2022	8,133,318	8,133,318
6,138,660	United Auto Supply of Syracuse, West, Inc.		12.00%	1/1/2027	6/30/2022	6,138,660	6,138,660
113,613	Vensure Employer Services, Inc.		14.50%	5/31/2025	5/13/2022	113,613	113,613
2,673,802	Vensure Employer Services, Inc.		14.50%	11/30/2025	6/1/2022	2,673,802	2,673,802
1,187,250	Vensure Employer Services, Inc.		14.50%	5/1/2025	8/2/2022	1,187,250	1,187,250
1,673,878	Vensure Employer Services, Inc.		14.50%	8/1/2025	11/3/2022	1,673,878	1,673,878
2,088,585	Vensure Employer Services, Inc.		14.50%	9/1/2025	1/24/2023	2,088,585	2,088,585
2,542,874	Vensure Employer Services, Inc.		14.50%	2/1/2026	5/5/2023	2,542,874	2,542,874
3,256,112	Vensure Employer Services, Inc.		14.50%	4/1/2026	9/19/2023	3,256,112	3,256,112
1,498,278	Vensure Employer Services, Inc.		14.50%	2/1/2026	1/18/2024	1,498,278	1,498,278
2,142,646	Vensure Employer Services, Inc.		12.50%	8/1/2026	5/8/2024	2,142,646	2,142,646
2,000,249	Vensure Employer Services, Inc.		12.50%	4/1/2026	8/9/2024	2,000,249	2,000,249
2,472,998	Vensure Employer Services, Inc.		14.50%	5/1/2026	9/17/2024	2,472,998	2,472,998
4,859,342	Vensure Employer Services, Inc.		14.50%	5/1/2027	10/25/2024	4,859,342	4,859,342
4,969,955	Vensure Employer Services, Inc.		14.50%	6/1/2027	12/6/2024	4,969,955	4,969,955
1,466,795	Vensure Employer Services, Inc.		14.50%	9/11/2027	3/11/2025	1,466,795	1,466,795
99,505	Washington Liftruck Inc.		12.50%	1/1/2027	11/8/2024	99,505	99,505
4,815,701	West Liberty Foods		14.50%	2/1/2027	8/5/2024	4,815,701	4,815,701
2,389,356	West Liberty Foods		14.50%	6/1/2027	11/25/2024	2,389,356	2,389,356
						366,616,230	366,892,823

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2025 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 112.6% (continued)
	Financial Assets — 23.4%
$2,994,573	Affiniti Asset Receivables LLC	6	13.53% (SOFR + 9.00%)	9/30/2027	10/11/2024	$2,994,573	$2,994,573
54,279,615	BizFund LLC	6	11.87% (SOFR + 7.50%)	12/30/2027	12/30/2024	54,279,615	54,279,615
58,160,000	Bondit LLC		13.00%	5/31/2027	6/3/2024	58,160,000	58,518,185
9,311,890	CapitalPlus Construction Services, LLC	4	12.00%	10/1/2023	9/2/2020	9,311,890	—
2,469,892	CapitalPlus Supply Chain Partners, LLC	4	12.00%	7/31/2024	8/31/2021	2,469,892	—
42,574,999	Cocolalla, LLC		14.00%	3/27/2026	3/16/2023	42,574,999	43,799,181
27,240,000	Kensington Private Equity Fund	5,6	12.93% (SOFR + 7.00%)	3/28/2026	3/28/2023	27,240,000	27,331,916
34,000,000	Leyline Renewable Capital, LLC		14.00%	5/25/2027	5/26/2023	34,000,000	33,268,437
56,208,070	Lienstar LLC		13.00%	12/31/2026	3/13/2023	56,208,070	55,415,000
7,072,828	Propel Holdings, Inc.		13.60%	3/31/2030	6/8/2023	7,072,828	7,241,620
10,053,414	Simply Funding SPV, LLC		13.00%	10/7/2027	6/23/2021	10,053,414	10,089,164
329,371	Sprout Funding SPV II, LLC	4	13.00%	2/23/2024	2/24/2021	329,371	—
19,806,218	Unique Funding Solutions, LLC		13.50%	2/5/2028	2/5/2025	19,806,218	19,806,218
54,154,700	Viva Funding SPV, LLC		13.00%	6/30/2027	12/23/2020	54,154,700	57,064,169
						378,655,570	369,808,078
	Specialty Real Estate Finance — 47.1%
9,428,640	517 Grand Canyon, LLC		10.50%	4/17/2025	4/17/2023	9,428,640	9,428,640
7,351,666	750 Main Street LP	3	11.05% PIK	7/3/2026	5/9/2022	7,351,666	7,264,639
11,233,198	8th Avenue Property Owners, LLC	3,6	11.76% PIK (Prime + 3.50%)	11/14/2025	8/14/2023	11,233,198	11,536,970
28,530,137	AE Green Mountain, LLC	3	10.45% PIK	8/30/2025	8/30/2023	28,530,137	29,024,139
51,045	Apple Valley BV Road, LLC	3	11.00% PIK	3/23/2026	12/23/2024	51,045	51,045
9,643,329	Ashton Oak Homes (Black Locust), LLC	3,6	11.24% PIK (Prime + 3.00%)	9/23/2025	3/23/2023	9,643,329	9,643,329
10,155,838	Atomic Orchard Experiment, LLC	3	10.75% PIK	6/30/2025	11/10/2022	10,155,838	10,199,575
4,628,238	BD RC Greenwood, LP	6	11.24% (Prime + 3.00%)	9/18/2025	9/28/2023	4,628,238	4,628,238
302,473	BD RC Jacksonville Normandy, LP	3,6	11.24% PIK (Prime + 3.00%)	9/18/2025	9/28/2023	302,473	302,473
4,372,193	BD RC North Myrtle Beach, LP	3,6	11.24% PIK (Prime + 3.00%)	9/18/2025	9/28/2023	4,372,193	4,372,193
See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2025 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 112.6% (continued)
	Specialty Real Estate Finance — 47.1% (continued)
$4,677,832	BD RC Spartanburg, LP	6	11.24% (Prime + 3.00%)	9/18/2025	10/24/2023	$4,677,832	$4,677,832
9,936,092	BEP CO Springs Hospitality LLC	3	11.95% PIK	11/24/2025	8/24/2023	9,936,092	10,179,066
14,237,626	Capital Miller Pref NewCo, LLC	3	14.00% PIK	12/5/2027	12/5/2022	14,237,626	15,027,929
5,404,366	Chesapeake Pines VA, LLC		14.00%	4/1/2025	1/19/2022	5,404,366	5,404,366
7,800,974	Condev Storage Minneola, LLC	3	10.50% PIK	5/2/2025	5/2/2024	7,800,974	7,800,974
7,960,364	Corta Stevens Point, LLC		9.00%	8/1/2025	4/13/2023	7,960,364	7,960,364
16,134,419	Dabney Road Industrial LLC		10.50%	4/20/2025	12/20/2023	16,134,419	16,134,419
25,662,162	DZ Tech Community LLC	3	10.50% PIK	10/25/2025	8/31/2023	25,662,162	26,040,891
6,467,349	Endeavor Investments IX, LLC	3	10.50% PIK	11/12/2025	9/15/2022	6,467,349	6,690,934
4,605,435	Endeavor Investments VIII, LLC	3	10.50% PIK	8/4/2025	2/4/2022	4,605,435	4,605,435
2,808,522	Frito Lay-Pomfret		9.50%	4/30/2025	11/1/2023	2,808,522	2,808,522
28,320,701	Frito Lay-Portfolio		9.50%	10/3/2025	10/4/2023	28,320,701	28,779,792
9,035,166	Frontera West-Sonoma Dev, LLC	3	11.29% PIK	4/19/2026	10/19/2023	9,035,166	9,314,772
1,763,529	Galaxy Management Company, LLC	4,5	14.00%	11/10/2023	11/18/2020	1,763,529	1,763,529
3,728,810	HD Post Buffalo, LLC	3	9.95% PIK	6/6/2025	12/7/2022	3,728,810	3,728,810
17,313,080	Holmes Lane Development, LLC	3	10.75% PIK	8/1/2025	8/4/2023	17,313,080	17,313,080
6,117,869	HSM Hawley, LLC	3	10.50% PIK	4/5/2026	1/10/2024	6,117,869	6,117,869
4,022,524	JDI Pasadena Logistics Center SPE, LLC		11.15%	8/28/2026	8/30/2024	4,022,524	4,022,524
11,420	JF Wonderblock Phase 2, LLC	3	10.99% PIK	2/20/2028	12/20/2023	11,420	11,420
39,269,106	Justus at Promenade Senior, LLC	3	10.30% PIK	6/16/2025	3/15/2023	39,269,106	40,093,859
11,047,522	Lex Apartments 102B, LLC		9.95%	9/30/2025	9/9/2022	11,047,522	11,047,522
27,470,000	Lex Apartments, LLC		10.50%	9/30/2025	8/31/2022	27,470,000	27,470,000
21,198,679	MC Oslo Aurora, LLC	4	13.25%	7/11/2025	7/11/2022	21,198,679	19,633,527
20,358,977	MC Oslo Hermitage, LLC	4	13.00%	11/7/2024	5/19/2022	20,358,977	21,777,665
13,207,014	MC Oslo SFM Two, LLC	4	13.00%	7/11/2025	5/19/2022	13,207,014	11,616,007
8,701,430	MC Oslo SFQ, LLC	4	13.25%	7/11/2025	7/11/2022	8,701,430	5,396,552
12,896,265	MC Rye Katy, LLC	4	13.25%	8/9/2025	8/10/2022	12,896,265	13,923,361
10,909,312	MC Rye Northwest, LLC	4	13.25%	8/9/2025	8/9/2022	10,909,312	12,553,850
12,982,888	MC Rye Westchase, LLC	4	13.25%	8/9/2025	8/9/2022	12,982,888	12,599,500
3,499,497	Merced Security Storage, LLC	3	10.50% PIK	5/6/2026	5/6/2024	3,499,497	3,499,497

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2025 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Credit — 112.6% (continued)
	Specialty Real Estate Finance — 47.1% (continued)
$11,580,556	Missoula Hotel Holdings, LLC	3	12.00% PIK	8/31/2025	8/24/2023	$11,580,556	$11,656,535
15,318,239	MSP Retail II, LLC		10.50%	8/1/2025	2/1/2024	15,318,239	15,494,183
21,288,434	Nancy Jay Industrial Center, LLC		12.95%	5/31/2027	6/3/2022	21,288,434	22,912,114
13,532,123	Odyssey Vortex LLC		10.50%	5/22/2025	8/22/2023	13,532,123	13,532,123
6,600,000	Olympus Bluffs 4, LLC		11.95%	9/9/2025	9/9/2022	6,600,000	6,686,603
6,015,981	Olympus Oaks 1, LLC		12.50%	7/14/2026	7/13/2023	6,015,981	6,132,115
6,640,000	Olympus Oaks 2, LLC		12.50%	7/14/2026	7/13/2023	6,640,000	6,746,507
6,247,656	Olympus Oaks 4, LLC		12.50%	7/13/2026	7/13/2023	6,247,656	6,366,090
6,543,796	Olympus Oaks 5, LLC		12.50%	7/14/2026	7/13/2023	6,543,796	6,650,414
4,696,523	Olympus Oaks 6, LLC		12.50%	2/16/2027	2/16/2024	4,696,523	4,696,523
867,043	Olympus Oaks 7, LLC	3	12.50% PIK	2/16/2027	2/16/2024	867,043	867,043
1,623,246	Olympus Oaks 8, LLC	3	12.50% PIK	2/16/2027	2/16/2024	1,623,246	1,623,246
134,368	Olympus Oaks 9, LLC	3	12.50% PIK	2/16/2027	2/16/2024	134,368	134,368
5,235,134	Olympus Palms 1, LLC		12.50%	6/30/2025	7/1/2022	5,235,134	5,288,023
4,891,242	Olympus Palms 2, LLC		12.50%	7/2/2027	7/2/2024	4,891,242	4,891,242
5,741,688	Olympus Palms 3, LLC		11.95%	8/3/2025	8/3/2022	5,741,688	5,803,913
7,316,886	Olympus Palms 4, LLC		12.50%	4/4/2025	10/4/2022	7,316,886	7,316,886
6,364,130	Olympus Palms 5, LLC		12.50%	4/4/2025	10/4/2022	6,364,130	6,364,130
6,072,381	Olympus Palms 6, LLC		12.50%	4/4/2025	10/4/2022	6,072,381	6,072,381
5,560,000	Olympus Palms 7, LLC		12.50%	7/2/2027	7/2/2024	5,560,000	5,856,626
5,818,470	Olympus Pines FF Wash, LLC		12.50%	10/31/2025	7/15/2021	5,818,470	5,841,997
6,543,173	Pierce Street Holdings LLC		9.75%	8/1/2025	3/15/2022	6,543,173	6,632,913
5,450,186	Renton Hotel Holdings, LLC	3	12.00% PIK	8/31/2026	5/24/2024	5,450,186	5,450,186
10,540,819	Richland LA Hotel Holdings, LLC	3	12.00% PIK	8/31/2025	8/31/2023	10,540,819	10,660,910
1,014,212	Romeria Pointe, LLC	3	11.09% PIK	3/4/2026	3/4/2024	1,014,212	1,014,212
374,017	Roseville Senior Affordable 2 LP		11.25%	11/30/2026	11/26/2024	374,017	374,017
1,858,615	Scarborough Hotel Holdings, LLC	3	12.00% PIK	9/30/2026	6/24/2024	1,858,615	1,858,615
10,955,686	Smyrna Hotel Holdings, LLC	3	12.00% PIK	7/31/2025	7/21/2023	10,955,686	11,031,420
6,792,198	Syracuse Hotel Holdings, LLC		12.00%	5/31/2026	2/2/2024	6,792,198	6,803,681
639,982	VG Pines Residential, LLC	3	11.15% PIK	9/1/2026	3/1/2024	639,982	639,982
17,382,618	Vivo Living Durham LLC	4	9.50%	10/14/2024	10/14/2022	17,382,618	14,341,131
15,036,310	Vivo Living Raleigh 1 LLC	4	9.50%	11/18/2024	11/18/2022	15,036,310	16,676,438
42,364,197	Vivo Portfolio		11.49%	12/15/2025	12/15/2023	42,364,197	43,138,431
31,735,650	Zoe Lakeview, LLC	3	10.45% PIK	5/30/2025	11/22/2022	31,735,650	32,574,795
						742,021,246	746,574,902
	Total Private Credit					1,804,201,131	1,784,247,573

See accompanying notes to financial statements.

Keystone Private Income Fund
Schedule of Investments March 31, 2025 (Unaudited) (continued)
Principal Amount		Footnotes	Coupon Rate	Maturity Date	Original Acquisition Date	Cost	Fair Value
	Private Investment Funds — 0.7%	1,2
N/A	Structural Keystone VL LLC – Series KS Manscaped	8		12/24/2025	12/17/2021	$10,730,909	$10,730,909
	Total Private Investment Funds					10,730,909	10,730,909

Shares
	Warrants — 0.0%	1,2
73,274	Sovrn Holdings, Inc	8				—	—
	Total Investments — 113.3%					$1,814,932,040	$1,794,978,482
	Liabilities in excess of other assets — (13.3%)	9					(210,136,070)
	Net Assets — 100%						$1,584,842,412

SOFR — Secured Overnight Financing Rate

1   Restricted securities. The total value of these securities is $1,794,978,482, which represents 113.3% of total net assets of the Fund.

2   Level 3 securities fair valued under procedures established by the board of trustees of the Fund. The total value of these securities is $1,794,978,482, which represents 113.3% of total net assets of the Fund.

3   Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

4   In default.

5   This investment was made through a participation. See notes to financial statements.

6   Variable rate.

7   Rate shown is determined by internal rate of return calculation, and is not a true interest rate.

8   The single purpose investment fund’s strategy is to invest in only one isolated and preidentified secured credit investment with no discretion for any other additional investments beyond this single purpose holding for which the single purpose investment fund was formed. The single purpose investment fund shall continue until the one holding is realized in full. Given the single purpose nature of the investment holding, there is no redemption of any portion of the Fund’s investment prior to the realization in full of the underlying single investment.

9   Entire portfolio is pledged as collateral for line of credit.

See accompanying notes to financial statements.

Keystone Private Income Fund
Summary of Investments March 31, 2025 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Private Credit
Specialty Real Estate Finance	47.1%
Finance Assets	23.4%
Equipment Leasing	23.1%
Corporate Finance	19.0%
Total Private Credit	112.6%
Private Investment Funds	0.7%
Warrants	0.0%
Total Investments	113.3%
Liabilities in excess of other assets	(13.3)%
Net Assets	100.0%

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Assets and Liabilities March 31, 2025 (Unaudited)
Assets:
Investments, at value (cost $1,814,932,040)	$1,794,978,482
Unearned upfront investment income	(12,688,397)
Total Investments, at value, less unearned upfront investment income	$1,782,290,085
Cash	1,331,065
Cash equivalents held in escrow for subscriptions received in advance	27,851,500
Restricted cash held for BlueRoc Intermediate, LLC	7,114,807
Cash held for Propel Holdings, Inc.	168,803
Interest receivable	25,249,794
Purchase premium	565,414
Investments receivable	133,387
Total Assets	1,844,704,855
Liabilities:
Payables
Line of credit	171,363,548
Distributions payable	34,356,245
Proceeds from subscriptions received in advance	27,851,500
Payable for shares repurchased	15,530,277
Restricted cash payable	7,114,807
Management fee payable (Note 4)	2,007,617
Interest expense payable on line of credit	703,415
Unapplied payments	432,193
Fund services fees payable (Note 4)	139,758
Distribution and Servicing fee payable (Note 4)	117,412
Professional fees payable	93,810
Investment expense payable	73,448
Trustee and officer fees payable	9,000
Investments payable	2,420
Other accrued expenses	66,993
Total Liabilities	259,862,443

Net Assets	$1,584,842,412

Composition of Net Assets:
Paid-in capital	$1,605,326,761
Total accumulated loss	(20,484,349)
Net Assets	$1,584,842,412

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Assets and Liabilities March 31, 2025 (Unaudited) (continued)
Net Assets Attributable to:
Class A Shares	$99,377
Class D Shares	46,219,842
Class Y Shares	211,228,060
Class I Shares	96,002,266
Class Z Shares	1,231,292,867
$1,584,842,412

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized, par value of $0.001):
Class A Shares	991
Class D Shares	464,622
Class Y Shares	2,120,216
Class I Shares	966,680
Class Z Shares	12,359,196
15,911,705

Net Asset Value per Share:
Class A Shares[1]	$100.33
Class D Shares[1]	$99.48
Class Y Shares	$99.63
Class I Shares	$99.31
Class Z Shares	$99.63

1          Class A and Class D shareholders may be charged a sales load up to a maximum of 3.50% on the amount they invest. See Note 6 to the financial statements.

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Operations For the Six Months Ended March 31, 2025 (Unaudited)
Investment Income:
Investment income	$93,650,505
Other income[1]	21,226,849
Total Investment Income	114,877,354

Expenses:
Incentive fees (Note 4)	11,352,288
Management fees (Note 4)	11,399,181
Interest expense on line of credit	6,045,046
Fund service fees (Note 4)	788,038
Investment expense	371,050
Distribution and Servicing fee (Class Y) (Note 4)	238,975
Distribution and Servicing fee (Class D) (Note 4)	183,587
Distribution and Servicing fee (Class I) (Note 4)	72,095
Distribution and Servicing fee (Class A) (Note 4)	336
Professional fees	203,080
Other fees	125,172
Trustee and officer fees	57,000
Custody fees	589
CCO fees (Note 4)	26,470
Total Expenses	30,862,907
Net Investment Income	84,014,447

Net Change in Unrealized Depreciation on Investments
Net change in unrealized depreciation on investments	(11,027,902)
Net Change in Unrealized Depreciation on Investments	(11,027,902)

Net Increase in Net Assets from Operations	$72,986,545

1          Other income consists of PIK income of $21,226,849.

See accompanying notes to financial statements.

Keystone Private Income Fund
Statements of Changes in Net Assets
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Net Increase in Net Assets from:
Operations:
Net investment income	$84,014,447	$150,686,255
Net change in unrealized depreciation on investments	(11,027,902)	(2,062,588)
Net Increase in Net Assets Resulting from Operations	72,986,545	148,623,667

Distributions to Shareholders:
Distributions:
Class A1	(4,091)	—
Class D	(2,117,821)	(3,688,799)
Class Y	(10,522,414)	(19,897,352)
Class I	(5,288,870)	(10,269,830)
Class Z	(66,081,257)	(116,830,275)
Net Decrease in Net Assets from Distributions to Shareholders	(84,014,453)	(150,686,256)

Capital Transactions:
Proceeds from shares sold:
Class A	100,000	—
Class D	11,492,000	4,528,400
Class Y	42,430,637	78,723,432
Class I	6,831,000	29,362,400
Class Z	130,392,326	301,537,794
Reinvestment of distributions:
Class D	748,700	895,154
Class Y	4,248,399	6,734,114
Class I	1,631,988	3,604,099
Class Z	17,818,782	29,098,234
Cost of shares repurchased:
Class D	—	(985,365)
Class Y	(3,735,879)	(11,805,480)
Class I	(1,516,364)	(17,971,712)
Class Z	(18,776,172)	(55,077,365)
Exchanges
Class Y	(4,788,891)	(54,842,523)
Class I	(11,359,530)	7,152,892
Class Z	16,148,421	47,689,631

Net Increase (Decrease) in Net Assets from Capital Transaction
Class A	100,000	—
Class D	12,240,700	4,438,189
Class Y	38,154,266	18,809,543
Class I	(4,412,906)	22,147,679
Class Z	145,583,357	323,248,294
Total Net Increase in Net Assets	180,637,509	366,581,116

Net Assets
Beginning of period	1,404,204,903	1,037,623,787
End of period	$1,584,842,412	$1,404,204,903
See accompanying notes to financial statements.

Keystone Private Income Fund
Statements of Changes in Net Assets (continued)
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024
Capital Share Transactions:
Shares sold:
Class A	991	—
Class D	114,805	45,142
Class Y	423,433	784,557
Class I	68,380	293,906
Class Z	1,301,175	3,005,799
Shares issued in reinvestment of distributions:
Class D	7,509	8,939
Class Y	42,548	67,144
Class I	16,392	36,022
Class Z	178,418	290,137
Shares redeemed:
Class D	—	(9,888)
Class Y	(37,461)	(117,862)
Class I	(15,214)	(179,469)
Class Z	(188,073)	(549,783.00)
Exchanges
Class Y	(47,722)	(546,129)
Class I	(113,666)	71,561
Class Z	161,030	474,789

Net Increase (Decrease) in Capital Transaction Outstanding per Class
Class A	991	—
Class D	122,314	44,193
Class Y	380,798	187,710
Class I	(44,108)	222,020
Class Z	1,452,550	3,220,942

See accompanying notes to financial statements.

Keystone Private Income Fund
Statement of Cash Flows For the Six Months Ended March 31, 2025 (Unaudited)
Cash Flows from Operating Activities
Net increase in net assets from operations	$72,986,545
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net change in unrealized depreciation	11,027,902
Purchases of investments	(642,596,863)
PIK interest income added to principal amount of investment	(21,226,849)
Principal reductions received	364,839,582
(Increase)/Decrease in Assets:
Unearned upfront investment income	(820,984)
Interest receivable	(6,543,719)
Investments receivable	(47,330)
Purchase premium	(256,317)
Increase/(Decrease) in Liabilities:
Restricted cash payable	2,721,934
Unearned interest reserve	(38,439)
Investment expense payable	(125,210)
Management fee payable	224,427
Incentive fees payable	(3,278,707)
Interest expense payable on line of credit	529,937
Professional fees payable	(129,780)
Fund services fees payable	15,757
Distribution and Servicing fee payable	19,790
Trustee fees payable	9,000
Unapplied Payments	432,193
Other accrued expenses	(76,662)
Net Cash Used in Operating Activities	(222,333,793)

Cash Flows from Financing Activities
Proceeds from subscriptions	191,245,963
Increase in payable for proceeds from subscriptions received in advance	8,358,228
Proceeds from line of credit	331,619,725
Payments made on line of credit	(222,219,725)
Distributions paid to shareholders, net of reinvestments and increase in distributions payable	(51,032,086)
Payments for shares repurchased	(24,477,066)
Net Cash Provided by Financing Activities	233,495,039

Net increase in cash and cash equivalents	11,161,246

Cash and cash equivalents at beginning of period[1]	25,304,929
Cash and cash equivalents at end of period[2]	36,466,175

1          Cash and cash equivalents at beginning of period includes $19,493,272 of cash and cash equivalents held in escrow for subscriptions received in advance, $4,392,873 of restricted cash held for BlueRoc Intermediate, LLC, and $104,753 of cash held for Propel Holdings, Inc.

2          Cash and cash equivalents at end of period includes $27,851,500 of cash and cash equivalents held in escrow for subscriptions received in advance, $7,114,807 of restricted cash held for BlueRoc Intermediate, LLC, and $168,803 of cash held for Propel Holdings, Inc.

Non-cash financing activities not included herein consist of $24,447,869 of reinvested dividends.

Interest payments on line of credit were $5,515,109.

Non-cash operating activities not included herein consist of $21,226,849 of PIK Interest.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class A Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024 (Unaudited)[12]	For the Year Ended September 30, 2023 (Unaudited)[12]	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.02	$101.02	$101.02	$101.02	$100.92	$100.53
Income from Investment Operations:
Net investment income[1]	4.59	—	1.50	9.82	8.15	1.30
Net realized and unrealized gain (loss) on investments[2]	(0.71)	—	(0.01)	0.15	(0.12)	0.06
Total from investment operations	3.88	—	1.49	9.97	8.03	1.36

Distributions to investors:
From net investment income	(4.57)	—	(1.49)	(9.97)	(7.93)	(0.97)
Total distributions to investors	(4.57)	—	(1.49)	(9.97)	(7.93)	(0.97)

Net Asset Value, end of year/period	$100.33	$101.02	$100.33	$101.02	$101.02	$100.92

Total Return[3]	3.90%[4]	3.90%	1.49%	10.33%	8.24%	1.35%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$99	$—	$—	$7,445	$1,734	$1,100

Net expenses	4.17%[5,6]	0.00%	3.26%[7]	4.93%[8]	4.96%[9]	4.25%[5,10]

Net investment income	11.91%[5,6]	0.00%	10.32%[7]	9.72%[8]	8.06%[9]	8.96%[5,10]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[11]	22%[4]	56%	49%	63%	53%	1%[4]

*          Commencement of offering of Class A shares.

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class A Shares (continued)

4          Not annualized.

5          Annualized, except for incentive fees.

6          If distribution and servicing fees of 0.90%, incentive fees of 0.63%, line of credit expenses of 0.90%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.48%, and income ratios increased by 2.48%, for the six months ended March 31, 2025.

7          If distribution and servicing fees of 1.00%, incentive fees of 0.28%, line of credit expenses of 0.12%, and other transaction related expenses of 0.08% had been excluded, the expense ratios would have been decreased by 1.48%, and income ratios increased by 1.48%, for the year ended September 30, 2023.

8          If distribution and servicing fees of 1.00%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.11%, and income ratios increased by 3.11%, for the year ended September 30, 2022.

9          If distribution and servicing fees of 1.06%, incentive fees of 1.61%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.86%, and the income ratios increased by 2.86%, for the year ended September 30, 2021.

10        If distribution and servicing fees of 1.00%, incentive fees of 0.26%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 1.63%, and the income ratios increased by 1.63%, for the period ended September 30, 2020.

11        Calculated at Fund level.

12        For the year ended September 30, 2023 and 2024, respectively, Class A had no net assets and was not included in audited financial statements.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class D Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period September 30, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.18	$100.38	$101.13	$101.13	$100.00	$100.00
Income from Investment Operations:
Net investment income[1]	5.19	11.33	9.68	9.96	9.08	—
Net realized and unrealized gain (loss) on investments[2]	(0.75)	(0.14)	(0.76)	0.13	(0.75)	—
Total from investment operations	4.44	11.19	8.92	10.09	8.33	—

Distributions to investors:
From net investment income	(5.14)	(11.39)	(9.67)	(10.09)	(7.20)	—
Total distributions to investors	(5.14)	(11.39)	(9.67)	(10.09)	(7.20)	—

Net Asset Value, end of year/period	$99.48	$100.18	$100.38	$101.13	$101.13	$100.00

Total Return[3]	4.52%[11]	11.76%	9.22%	10.44%	8.57%	0.00%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$46,220	$34,294	$29,926	$12,122	$2,391	$62

Net expenses	4.18%[5,12]	4.87%[6]	4.53%[7]	4.82%[8]	4.36%[9]	0.00%[4]

Net investment income	11.16%[5,12]	11.32%[6]	9.61%[7]	9.85%[8]	8.98%[9]	0.00%[4]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[10]	22%[11]	56%	49%	63%	53%	1%[4]

*          Commencement of offering of Class D shares.

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class D Shares (continued)

4          Class D Shares commencement occurred after income and expense were allocated as of September 30, 2020.

5          If distribution and servicing fees of 0.90%, incentive fees of 0.75%, line of credit expenses of 0.80%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.50%, and the income ratios increased by 2.50%, for the six months ended March 31, 2025.

6          If distribution and servicing fees of 0.90%, incentive fees of 2.01%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 3.18%, and the income ratios increased by 3.18%, for the year ended September 30, 2024.

7          If distribution and servicing fees of 0.90%, incentive fees of 1.64%, line of credit expenses of 0.20%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.80%, and the income ratios increased by 2.80%, for the year ended September 30, 2023.

8          If distribution and servicing fees of 0.90%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.01%, and the income ratios increased by 3.01%, for the year ended September 30, 2022.

9          If distribution and servicing fees of 0.91%, incentive fees of 1.74%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.84%, and the income ratios increased by 2.84%, for the year ended September 30, 2021.

10        Calculated at Fund level.

11        Not annualized.

12        Annualized, except for incentive fees.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Y Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period July 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.33	$100.53	$101.28	$101.28	$100.58	$100.00
Income from Investment Operations:
Net investment income[1]	5.53	12.00	10.40	10.71	9.12	1.37
Net realized and unrealized gain (loss) on investments[2]	(0.75)	(0.14)	(0.81)	0.05	(0.16)	0.60
Total from investment operations	4.78	11.86	9.59	10.76	8.96	1.97

Distributions to investors:
From net investment income	(5.48)	(12.06)	(10.34)	(10.76)	(8.26)	(1.39)
Total distributions to investors	(5.48)	(12.06)	(10.34)	(10.76)	(8.26)	(1.39)

Net Asset Value, end of year/period	$99.63	$100.33	$100.53	$101.28	$101.28	$100.58

Total Return[3]	4.86%[4]	12.48%	9.93%	11.16%	9.21%	1.97%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$211,228	$174,521	$155,996	$117,699	$70,988	$20,726

Net expenses	3.54%[5,6]	4.23%[7]	3.90%[8]	4.18%[9]	4.12%[10]	3.43%[5,11]

Net investment income	11.82%[5,6]	11.97%[7]	10.31%[8]	10.58%[9]	9.00%[10]	6.12%[5,11]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[12]	22%[4]	56%	49%	63%	53%	1%[4]

*       Commencement of operations.

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Y Shares (continued)

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

4          Not annualized.

5          Annualized, except for incentive fees.

6          If distribution and servicing fees of 0.25%, incentive fees of 0.76%, line of credit expenses of 0.80%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.86%, and the income ratios increased by 1.86%, for the six months ended March 31, 2025.

7          If distribution and servicing fees of 0.25%, incentive fees of 2.02%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.54%, and the income ratios increased by 2.54%, for the year ended September 30, 2024.

8          If distribution and servicing fees of 0.25%, incentive fees of 1.65%, line of credit expenses of 0.20%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.16%, and the income ratios increased by 2.16%, for the year ended September 30, 2023.

9          If distribution and servicing fees of 0.25%, incentive fees of 1.92%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.38%, and the income ratios increased by 2.38%, for the year ended September 30, 2022.

10        If distribution and servicing fees of 0.25%, incentive fees of 1.64%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.08%, and the income ratios increased by 2.08% for the year ended September 30, 2021.

11        If distribution and servicing fees of 0.14%, incentive fees of 0.25%, and line of credit expenses of 0.29% had been excluded, the expense ratios would have been decreased by 0.68%, and the income ratios increased by 0.68%, for the period ended September 30, 2020.

12        Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class I Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.02	$100.21	$100.96	$100.96	$100.76	$100.53
Income from Investment Operations:
Net investment income[1]	5.50	12.12	10.52	10.90	9.52	1.67
Net realized and unrealized gain (loss) on investments[2]	(0.70)	(0.19)	(0.86)	(0.07)	(0.55)	(0.19)
Total from investment operations	4.80	11.93	9.66	10.83	8.97	1.48

Distributions to investors:
From net investment income	(5.51)	(12.12)	(10.41)	(10.83)	(8.77)	(1.25)
Total distributions to investors	(5.51)	(12.12)	(10.41)	(10.83)	(8.77)	(1.25)

Net Asset Value, end of year/period	$99.31	$100.02	$100.21	$100.96	$100.96	$100.76

Total Return[3]	4.90%[4]	12.60%	10.03%	11.27%	9.24%	1.47%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$96,002	$101,095	$79,045	$23,003	$64,570	$11,755

Net expenses	3.44%[5,6]	4.18%[7]	3.83%[8]	4.08%[9]	3.84%[10]	3.43%[5,11]

Net investment income	11.82%[5,6]	12.13%[7]	10.47%[8]	10.80%[9]	9.42%[10]	11.35%[5,11]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[12]	22%[4]	56%	49%	63%	53%	1%[4]

*       Commencement of offering of Class I shares.

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class I Shares (continued)

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

4          Not annualized.

5          Annualized, except for incentive fees.

6          If distribution and servicing fees of 0.15%, incentive fees of 0.76%, line of credit expenses of 0.80%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.76%, and the income ratios increased by 1.76%, for the six months ended March 31, 2025.

7          If distribution and servicing fees of 0.15%, incentive fees of 2.04%, line of credit expenses of 0.26%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.47%, and the income ratios increased by 2.47%, for the year ended September 30, 2024.

8          If distribution and servicing fees of 0.15%, incentive fees of 1.68%, line of credit expenses of 0.21%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.10%, and the income ratios increased by 2.10%, for the year ended September 30, 2023.

9          If distribution and servicing fees of 0.15%, incentive fees of 1.94%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.30%, and the income ratios increased by 2.30%, for the year ended September 30, 2022.

10        If distribution and servicing fees of 0.15%, incentive fees of 1.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.03%, and the income ratios increased by 2.03%, for the year ended September 30, 2021.

11        If distribution and servicing fees of 0.15%, incentive fees of 0.30%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.82%, and the income ratios increased by 0.82%, for the period ended September 30, 2020.

12        Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Z Shares

Per share operating performance.
For a capital share outstanding throughout the year/period.

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.33	$100.53	$101.28	$101.28	$100.56	$100.53
Income from Investment Operations:
Net investment income[1]	5.63	12.20	10.66	10.94	9.49	1.68
Net realized and unrealized gain (loss) on investments[2]	(0.73)	(0.09)	(0.81)	0.07	(0.27)	(0.21)
Total from investment operations	4.90	12.11	9.85	11.01	9.22	1.47

Distributions to investors:
From net investment income	(5.60)	(12.31)	(10.60)	(11.01)	(8.50)	(1.44)
Total distributions to investors	(5.60)	(12.31)	(10.60)	(11.01)	(8.50)	(1.44)

Net Asset Value, end of year/period	$99.63	$100.33	$100.53	$101.28	$101.28	$100.56

Total Return[3]	4.99%[4]	12.76%	10.20%	11.43%	9.49%	1.46%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$1,231,293	$1,094,295	$772,657	$535,110	$185,090	$32,680

Net expenses	3.30%[5,6]	3.97%[7]	3.66%[8]	3.93%[9]	3.82%[10]	3.25%[5,11]

Net investment income	12.04%[5,6]	12.17%[7]	10.57%[8]	10.81%[9]	9.37%[10]	11.41%[5,11]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement (in thousands)	171,364	61,964	60,659	64,926	29,433	5,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement	10,248	23,662	18,106	11,710	12,037	14,265

Portfolio Turnover Rate[12]	22%[4]	56%	49%	63%	53%	1%[4]

*       Commencement of offering of Class Z shares.

1          Per share data is computed using the average shares method.

2          Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See accompanying notes to financial statements.

Keystone Private Income Fund
Financial Highlights Class Z Shares (continued)

3          Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

4          Not annualized.

5          Annualized, except for incentive fees.

6          If incentive fees of 0.76%, line of credit expenses of 0.80%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.61%, and the income ratios increased by 1.61% for the six months ended March 31, 2025.

7          If incentive fees of 2.01%, line of credit expenses of 0.25%, and other transaction related expenses of 0.02% had been excluded, the expense ratios would have been decreased by 2.28%, and the income ratios increased by 2.28% for the year ended September 30, 2024.

8          If incentive fees of 1.65%, line of credit expenses of 0.21%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 1.92%, and the income ratios increased by 1.92% for the year ended September 30, 2023.

9          If incentive fees of 1.91%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.12%, and the income ratios increased by 2.12% for the year ended September 30, 2022.

10        If incentive fees of 1.66%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 1.85%, and the income ratios increased by 1.85% for the year ended September 30, 2021.

11        If incentive fees of 0.29%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.66%, and the income ratios increased by 0.66%, for the period ended September 30, 2020.

12        Calculated at Fund level.

See accompanying notes to financial statements.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited)
1. Organization

The Keystone Private Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated August 26, 2019 (the “Declaration of Trust”). Keystone National Group, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on July 1, 2020.

The Fund offers five separate classes (each a “Class”) of shares of beneficial interest (“Shares”) designated as Class A, Class D, Class Y Class I, and Class Z Shares. As used herein, “Shareholders” refers to the holders of Shares of the Fund. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund’s primary investment objective is to produce current income. The Investment Manager manages the Fund’s portfolio with a view toward producing current income, managing liquidity and protecting against downside scenarios. Under normal market conditions, the Fund will seek to achieve its investment objective by opportunistically investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in a wide range of private credit-oriented or other cash flow producing investments. For purposes of the Fund’s strategy, such investments may include corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. The Fund may allocate its assets through a wide range of investment vehicles and structures, including among others as senior debt and also as subordinated debt, preferred equity and common equity investments. There can be no assurance that the Fund will achieve its investment objective.

At a special meeting of the Fund’s shareholders, the shareholders elected Kent Misener, Daren Shaw, Herbert E. Scruggs, and Brandon Nielson to serve as members of the board of trustees of the Fund. Effective as of March 26, 2025, each former trustee of the Fund resigned, and each newly-elected trustee accepted the position of trustee of the Fund.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Allocation of Shareholders Capital

The Shares of each Class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the board of trustees (the “Board” or “Trustees”) of the Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each Class of Shares in proportion to their relative Shares outstanding. Shareholders of a Class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

Investment Transactions and Related Investment Income

The Fund’s investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined using the specific identification method for financial reporting. Interest income is recognized on the accrual basis and prepayment fees are recognized as interest income when received. Interest receivables are written off when deemed uncollectible. Dividend income is recognized on the ex-dividend date. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment in kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s net asset value and also in determining net investment income for purposes of calculating the Incentive Fee (defined below). PIK interest may be combined with cash current paid interest or otherwise tailored to address both the specific circumstances of the borrower and the return requirements of the investor. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Interest receivables are written off when deemed uncollectible.

Upfront investment income or other payments are sometimes charged to borrowers at the closing of a loan investment transaction. This income is received at the time of closing and then deferred to be recognized as investment income over the term of the loan utilizing the straight-line method, which does not differ materially from the effective interest method under US GAAP. For the six months ended March 31, 2025, the Fund recognized upfront investment income of $7,264,217, which is included in investment income in the Statement of Operations. As of March 31, 2025, the Fund has $12,688,397 of unearned upfront investment income included in the Statement of Assets and Liabilities.

Cash Escrow

Subscriptions are generally subject to the receipt of cleared funds on or prior to the acceptance date set by the Fund and notified to prospective investors. Pending any closing, funds received from prospective investors will be placed in an interest-bearing escrow account with UMB Bank, n.a., the Fund’s escrow agent, and are restricted for use otherwise. On the date of any closing, the balance in the escrow account with respect to each investor whose investment is accepted will be invested in the Fund on behalf of such investor. Any interest earned on escrowed amounts will be credited to the Fund for the benefit of all Shareholders.

Federal Income Taxes

The Fund has qualified and intends to continue to qualify as a “RIC” under Subchapter M of the Code. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to Shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2025.

Distributions to Shareholders

The Fund accrues distributions monthly and pays distributions quarterly to its Shareholders of the net investment income of the Fund after payment of Fund operating expenses. The dividend rate may be modified by the Fund’s Board from time to time. To the extent that any portion of the Fund’s quarterly distributions are considered a return of capital to Shareholders, such portion would not be considered dividends for U.S. federal income tax purposes and would represent a return of the amounts that such Shareholders invested. Although such return of capital distributions are not currently taxable to Shareholders, such distributions will have the effect of lowering a Shareholder’s tax basis in such Shares, and could result in a higher tax liability when the Shares are sold, even if they have not increased in value, or in fact, have lost value. The Fund’s final distribution for each tax year is expected to include any remaining investment company taxable income and net tax-exempt income undistributed during the tax year, as well as any undistributed net capital gain realized during the tax year. If the total distributions made in any tax year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

This distribution policy, may, under certain circumstances, have adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell securities at a time it would not otherwise do so to manage the distribution of income and gain.

Valuation of Investments

The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager (the “Valuation Designee”) subject to the oversight of the Board. The Valuation Designee oversees the valuation of the Fund’s investments on behalf of the Fund in accordance with the Valuation Procedures, which provide that investments will be valued at fair value. Furthermore, the valuation of the Fund’s assets will be done in accordance with the FASB ASC Topic 820, Fair Value Measurements and Disclosures.

In general, fair value represents a good faith approximation of the current value of an asset and is used when there is no public market or possibly no market at all for the asset. As a result, the fair values of one or more assets may not be the prices at which those assets are ultimately sold. Prospective investors should be aware that situations involving uncertainties as to the value of investments could have an adverse effect on the Fund’s net asset value (“NAV”) if the judgments of the Valuation Designee regarding appropriate valuations should prove incorrect.

The Fund holds a high proportion of illiquid investments relative to its total investments, which is directly related to the Fund’s investment objectives and strategy. The valuation approach will likely vary by investment, but may include comparable public market valuations, comparable transaction valuations and discounted cash flow analyses. All factors that might materially impact the value of an investment (i.e., underlying collateral, operating results, financial condition, achievement of milestones, and economic and/or market events) may be considered. In certain circumstances the Valuation Designee may determine that cost best approximates the fair value of the particular investment.

Repurchase Offers

The Fund provides some liquidity to Shareholders by making quarterly offers to repurchase a certain percentage of its outstanding Shares at NAV. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board and the Board may, under certain circumstances, elect not to offer to repurchase Shares. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders and generally are funded from available cash. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance.

Borrowing, Use of Leverage

The Fund may employ leverage through a secured Revolving Loan Agreement, as amended (the “Revolving Loan Agreement”) to achieve its investment objective. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses. Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the Investment Company Act) of 300% or more (in the event leverage is obtained solely through debt) or 200% or more (in the event leverage is obtained solely though preferred stock). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment. The Investment Manager expects that the Fund’s borrowings may ultimately be secured with a security interest in Fund investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
2. Significant Accounting Policies (continued)

As of March 31, 2025, the Revolving Loan Agreement has maximum credit available of $325,000,000 with a maturity date of August 2, 2027. For the six months ended March 31, 2025, the average balance outstanding and weighted average interest rate were $150,662,898 and 7.63%, respectively. For the six months ended March 31, 2025, the Fund incurred and paid interest expense of $6,045,046, and $5,515,109, respectively. As of March 31, 2025, the Fund has an outstanding line of credit balance of $171,363,548 at a 7.46% (SOFR + 3.00%) interest rate. The maximum the Fund borrowed during the six months ended March 31, 2025 was $228,463,548 on January 31, 2025.

Participations

The Fund may invest a portion of its assets in participation interests or special purpose vehicles holding various credit investments. The special risks associated with these obligations include adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and limitations on the ability of the Fund to directly enforce its rights with respect to participations. The Fund may acquire interests in such credit investments either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit arrangement with respect to the obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a credit arrangement typically results in a contractual relationship only with the institution participating out the interest and not directly with the counterparty. In purchasing participations, the Fund may have no right to enforce compliance by the counterparty with the terms of the credit agreement, and the Fund may not directly benefit from the collateral supporting the credit obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Restricted Cash

The Fund holds restricted cash due to BlueRoc Intermediate, LLC subject to the loan agreement. The restricted cash is offset as Restricted cash payable on the Statement of Assets and Liabilities. The Fund pays the restricted cash to BlueRoc Intermediate, LLC weekly. Cash held for Propel Holdings, Inc. is used to purchase loans on behalf of the Fund. Loans purchased at premium are amortized over the life of loan as Purchase premium on the Statement of Assets and Liabilities.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk

Any Incentive Fee (defined below) payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
3. Principal Risks (continued)

such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruption and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Recently, the United States has enacted or proposed to enact significant new tariffs, and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions. These events could, in turn, adversely affect the Fund’s overall performance.

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Investment Manager is entitled to a fee consisting of two components — a base management fee (the “Investment Management Fee”) and an incentive fee (the “Incentive Fee”). The Investment Management Fee is calculated and payable monthly in arrears at the annual rate of 1.50% of the month-end value of the Fund’s net assets before management fees for the current month. The Investment Management Fee is paid out of the Fund’s assets. Such fees are paid to the Investment Manager before giving effect to any repurchase of Shares effective as of that date and decreases the net profits or increases the net losses of the Fund that are credited to its Shareholders.

Effective January 1, 2021, the Incentive Fee is calculated and payable monthly in arrears based upon the Fund’s net profits for the immediately preceding month, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 0.58333333% per month (or an annualized hurdle rate of 7.00%), subject to a “catch-up” feature. Prior to January 1, 2021, the Incentive Fee was calculated quarterly. The Incentive Fee is equal to 15.0% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account. For the purposes of the Incentive Fee, the term “net profits” means the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which has an initial balance of zero and will be (i) increased upon the close of each calendar month end of the Fund by the amount of the net losses of the Fund for the month, and (ii) decreased (but not below zero) upon the close of each calendar month end by the amount of the net profits of the Fund for the month. Shareholders will benefit from the Loss Recovery Account in proportion to their holdings of Shares. The “catch-up” provision is intended to provide the Investment Manager with an incentive fee of 15.00% on all of the Fund’s net profits when the Fund’s net profits reach 0.68627451% of net assets in any calendar month (8.24% annualized). For the six months ended March 31, 2024, the Fund incurred $11,352,288 in Incentive Fees.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (including the Investment Management Fee, but excluding taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses) does not exceed 3.00% of the Fund’s net assets on an annualized basis (the “Expense Limit”). Because taxes, interest expense, sales charges and other brokerage commissions, other transaction related expenses, acquired fund fees and expenses, Incentive Fees, Distribution and Servicing Fees, expenses incurred in connection with any merger or reorganization and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) may exceed 3.00% of the average daily net assets of each Class of Shares.

For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided they are able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (i) the expense limit in effect at the time of the Waiver and (ii) the expense limit in effect at the time of the recoupment. The Expense Limitation and Reimbursement Agreement had an initial one-year term, which ended on February 2, 2021, and will automatically renew for consecutive one-year terms thereafter. Either the Fund or the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement upon 30 days’ written notice. For the six months ended March 31, 2025, the Investment Manager did not waive any fees or reimburse any expenses. As of March 31, 2025, there were no recoverable reimbursed expenses to the Investment Manager.

Distribution Services, LLC serves as the Fund’s placement agent (the “Placement Agent”). Prior to December 6, 2024, UMB Distribution Services, LLC served as the Fund’s Placement Agent. For the six months ended March 31, 2025, the Fund’s allocated Placement Agent fees are reported as Distribution and Servicing fees on the Statement of Operations.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
4. Investment Advisory and Other Agreements (continued)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended March 31, 2025, the Fund’s allocated UMBFS fees are reported as Fund service fees on the Statement of Operations.

A Trustee and certain officers of the Fund are employees of UMBFS or the Investment Manager. The Fund does not compensate Trustees and officers affiliated with the Fund’s administrator or Investment Manager. For the six months ended March 31, 2025, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Statement of Operations.

PINE Advisor Solutions LLC provides Chief Compliance Officer (“CCO”) services to the Fund. Prior to March 26, 2025, Vigilant Compliance, LLC served as the Fund’s CCO. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2025 are reported on the Statement of Operations.

The Fund has adopted a Distribution and Service Plan with respect to Class A Shares, Class D Shares, Class Y Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Fund may pay as compensation up to 1.00% on an annualized basis of the aggregate net assets of the Fund attributable to Class A Shares, up to 0.90% on an annualized basis of the aggregate net assets of the Fund attributable to Class D Shares, up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class Y Shares, and up to 0.15% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares (the “Distribution and Servicing Fee”) to the Fund’s Placement Agent or other qualified recipients under the Distribution and Service Plan. For purposes of determining the Distribution and Servicing Fee, NAV will be calculated prior to any reduction for any fees and expenses, including, without limitation, the Distribution and Servicing Fee payable. Therefore, it is possible the Distribution and Servicing Fee rate on the Financial Highlights may show a rate above the contractual limit. Class Z Shares are not subject to the Distribution and Service Plan.

5. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•        Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•        Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
5. Fair Value of Investments (continued)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2025:

Investments	Level 1	Level 2	Level 3	Total
Private Credit	$—	$—	$1,784,247,573	$1,784,247,573
Private Investment Funds	—	—	10,730,909	10,730,909
Warrants*	—	—	—	—
Total Investments, at fair value	$—	$—	$1,794,978,482	$1,794,978,482

*  Warrants are valued at $0.

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the six months ended March 31, 2025:

	Private Credit	Private Investment Funds	Warrants*
Balance as of October 1, 2024	$1,495,644,505	$11,377,749	$—
Transfers In	—	—	—
Transfers Out	—	—	—
Purchases	641,171,111	—	—
PIK interest income added to principal amount of investment	22,652,601	—	—
Sales	—	—	—
Principal reductions received	(364,192,742)	(646,840)	—
Realized gains (losses)	—	—	—
Change in unrealized appreciation (depreciation)	(11,027,902)	—	—
Balance as of March 31, 2025	$1,784,247,573	$10,730,909	$—

*  Warrants are valued at $0.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2025.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
Private Credit	$1,784,247,573	Discounted Cash Flow	Discount Rate	8.5% - 24.3%
Private Investment Funds	10,730,909	Discounted Cash Flow	Discount Rate	11.9%
Warrants*	—	Recent transactions	Price	N/A

*  Warrants are valued at $0.

6. Capital Stock

The minimum initial investment in Class A Shares and Class Y Shares by any investor is $50,000, the minimum initial investment in Class D Shares and Class I Shares by any investor is $5,000,000, and the minimum initial investment by any investor in Class Z Shares is $10,000,000. However, the Fund, in its sole discretion, may accept investments in any Class of Shares below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. Class Y and Class D Shares were issued at $100.00 per share and Class A, Class I, and Class Z Shares were issued at $100.53 per share.

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
6. Capital Stock (continued)

Class A Shares and Class D Shares are subject to a sales charge of up to 3.50%. No sales charge is expected to be charged with respect to investments by the Investment Manager or its affiliates, and their respective directors, principals, officers and employees and others in the Investment Manager’s sole discretion. The full amount of the sales charge may be reallowed to brokers or dealers participating in the offering. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Neither Class I, Class Y nor Class Z Shares are subject to any sales charge.

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Investment Manager expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a business day, on the last business day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase will be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first. Early repurchase fees, if any, are disclosed in the Statement of Changes in Net Assets. For the six months ended March 31, 2025, there were no early repurchase fees.

For the six months ended March 31, 2025, the Fund’s capital stock transactions are reported on the Statements of Changes in Net Assets.

7. Federal Income Taxes

As of March 31, 2025, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$1,814,932,040
Gross unrealized appreciation	$23,013,230
Gross unrealized depreciation	(42,966,788)
Net unrealized appreciation/depreciation on investments	$(19,953,558)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain partnership investments income.

As of September 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$25,189,792
Undistributed long-term capital gains	12,207
Distributions payable	(25,821,747)
Accumulated capital and other losses	—
Unrealized depreciation on investments	(8,836,693)
Total accumulated loss	$(9,456,441)

Keystone Private Income Fund
Notes to Financial Statements March 31, 2025 (Unaudited) (continued)
7. Federal Income Taxes (continued)

The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023 was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$124,864,509	$71,057,676
Net long-term capital gains	—	—
Total distributions paid	$124,864,509	$71,057,676

The difference in the amount of distributions against the Statements of Changes in Net Assets relates to the timing of certain distributions being reported on a cash basis for tax purposes. As of September 30, 2024, there were $25,821,747 of distributions payable that will be considered paid in the tax year ending September 30, 2025 for tax purposes.

8. Investment Transactions

For the six months ended March 31, 2025, purchases and sales of investments, including principal reductions received, excluding short-term investments, were $663,823,712 and $364,839,582, respectively.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Keystone Private Income Fund
Other Information March 31, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-332-3320 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-332-3320.

Board Consideration of the Investment Management Agreement

At a meeting of the Board held on December 4-5, 2024 (the “Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved the continuation of the amended and restated Investment Management Agreement (the “Investment Management Agreement”) between the Investment Manager and the Fund.

In advance of the Meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the renewal of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and Fund management about the factors described below. The Board members engaged in detailed discussion of the materials with management of the Investment Manager. The Independent Trustees also met separately with independent counsel to the Independent Trustees for further review of the materials. Following this session, the full Board reconvened and, after further discussion, determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

The Board did not consider any single factor as controlling in determining whether to approve the renewal of the Investment Management Agreement, and the items described below do not encompass all of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager to the Fund, including, among other things, providing office facilities, equipment and personnel. The Board reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel were well- qualified by education and/or training and experience to perform the services for the Fund in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided by the Investment Manager to the Fund was satisfactory.

PERFORMANCE

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund for the period from the Fund’s inception on July 1, 2020 through September 30, 2024 and various other periods. The Board also considered performance information of the Fund compared to other comparable peer funds. In addition, the Board considered the Investment Manager’s view that there was no representative benchmark index given the unique private assets held by the Fund. The Board considered the overall performance of the Fund and concluded that the performance of the Fund was satisfactory.

Keystone Private Income Fund
Other Information March 31, 2025 (Unaudited) (continued)

FEES AND EXPENSES

The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including reports on the expenses of other comparable funds. The Board noted that the Fund’s advisory fees were comparable to the fees payable by other comparable funds. The Board also discussed the incentive fee and hurdle rate. In addition, the Board noted that the Investment Manager had contractually agreed to limit the Fund’s total annual operating expenses. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement. The Board considered that, while the Fund’s investment management fee, inclusive of the hurdle rate, did not have breakpoints, the potential for economies of scale may be limited by the Fund’s increasing current size and the nature of its investments. The Board considered the Fund’s investment management fees and concluded that the fees were reasonable and satisfactory in light of the services provided, but noted that they would continue to consider the appropriateness of the fee as the Fund continued to grow.

PROFITABILITY OF INVESTMENT MANAGER

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition and noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager was reasonable and the Investment Manager’s financial condition was adequate.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund including, without limitation, the ability to market its advisory services for similar products in the future. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, fund accountant, custodian or distributor and, therefore, the Investment Manager did not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Investment Manager

Keystone National Group, LLC
60 East South Temple, Suite 2100
Salt Lake City, UT 8411
www.keystonenational.com

Custodian Bank
UMB Bank, n.a.
928 Grand Blvd
Kansas City, MO 64106

Fund Administrator, Transfer Agent, and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

Placement Agent
Distribution Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Grant Thornton LLP
171 N. Clark Street, Suite 200
Chicago, IL 60601

(b) Not applicable.

Item 2.     Code of Ethics.

Not applicable to semi-annual reports.

Item 3.     Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.     Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.     Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.     Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.     Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.   Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.   Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included in Item 1(a) of this Form N-CSR.

Item 12.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13.   Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) As of January 1, 2025, Grant Calder serves as a portfolio manager of the registrant.

The following is biographical information about Grant Calder as of the date of the filing of this report:

Grant Calder

Mr. Calder is a Partner of and Head of Origination and Business Development at the Investment Manager and is active in investment sourcing, identification, selection, and due diligence of investment opportunities for the Fund since joining Keystone in 2018. Prior to joining Keystone, Mr. Calder led various operation and business development initiatives for consumer products and technology businesses. Mr. Calder was previously an Associate at a private equity firm and an Investment Banking Analyst with Deutsche Bank. Mr. Calder holds a B.A. degree in Economics from the University of Utah and an M.B.A. from the Stanford Graduate School of Business at Stanford University.

The following table provides information about portfolios and accounts, other than the Fund, of Grant Calder as of March 31, 2025.

	Type of Accounts	Total # of Accounts Managed	Total Assets ($mm)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance ($mm)
Grant Calder	Registered Investment Companies:	—	$—	—	$—
	Other Pooled Investment Vehicles:	11	$578	10	$203
	Other Accounts:	—	$—	—	$—

Conflicts of Interest as of March 31, 2025

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of the Portfolio Managers by having the Portfolio Managers focus on a particular investment discipline. Most other accounts managed by the Portfolio Managers are managed using the same investment models that are used in connection with the management of the Fund.

If a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager has adopted certain compliance procedures that are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation of the Portfolio Managers as of March 31, 2025

Total compensation paid to each Portfolio Manager includes a base salary fixed from year to year, a discretionary performance bonus and eligibility for a share of carried interest/performance fees in closed-end funds managed by the Investment Manager. The amounts paid to the Portfolio Managers are based on a percentage of the fees earned by the Investment Manager from managing the Fund and other investment accounts. The performance bonus reflects individual performance and the performance of the Investment Manager’s business as a whole. The discretionary performance bonus is determined by senior management of the Investment Manager and is based on a wide variety of factors, including without limitation investment performance, quality of work, contributions to non-investment related efforts and organizational development. Certain of the Portfolio Managers are also owners of the Investment Manager and may be entitled to distributions of firm profit, including profit earned by the Investment Manager for managing the Fund.

The compensation structure of key investment professionals is structured to incent long-term client retention and client service, to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.

Grant Calder’s Ownership of Fund Shares as of March 31, 2025

Name of Portfolio Manager:	Dollar Range of Shares Beneficially Owned by Portfolio Manager:
Grant Calder	Over $100,000

There have been no additional changes, as of the date of this filing, in the other portfolio managers identified in response to paragraph (a)(1) of this Item in the most recently filed annual report on Form N-CSR.

Item 14.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

Item 16.   Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18.   Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.   Exhibits.

(a)(1)        Not applicable for semi-annual report.

(a)(2)        Not applicable.

(a)(3)        Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)        Not applicable.

(a)(5)        Not applicable.

(b)            Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Keystone Private Income Fund
By (Signature and Title)
/s/ John Earl
John Earl, President
(Principal Executive Officer)
Date	June 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)	/s/ John Earl
John Earl, President
(Principal Executive Officer)
Date	June 9, 2025
By (Signature and Title)	/s/ Brad Allen
Brad Allen, Treasurer
(Principal Financial Officer)
Date	June 9, 2025